Annual Total Returns[BarChart] - Ashmore Emerging Markets Total Return Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.29%)	20.51%	(6.32%)	(4.71%)	(5.53%)	17.19%	13.65%	(5.33%)	9.81%	2.45%